Income tax expense (Details 1)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)
Net operating losses carried forward:
Timing differences on property and equipment and financing costs	$ 2,012,709		$ 1,789,311		$ 1,850,228
SRED Expenditures	215,303		215,303
Foreign Tax Credit	371,133		371,133
Total operating loss carryforwards		$ 12,223,083		$ 11,059,946		$ 9,605,738
Intellectual property	(5,761,674)		(6,216,552)		(6,671,544)
Deferred tax assets, operating loss carryforwards	6,461,409		5,482,090		2,934,194
Less valuation allowance	(6,461,409)		(5,482,090)		(2,934,194)
Net operating loss carry forward
Canada
Net operating losses carried forward:
Operating loss carryforwards		8,180,209		6,747,506		5,100,905
USA
Net operating losses carried forward:
Operating loss carryforwards		$ 1,443,729		$ 2,575,389		$ 2,654,605